CUSTOMER AND SUPPLIER CONCENTRATION	12 Months Ended
Mar. 31, 2025
CUSTOMER AND SUPPLIER CONCENTRATION
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 14 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company’s sales are made to customers that are located primarily in China. For the years ended March 31, 2025, 2024 and 2023, no individual customer accounted for more than 10% of the Company’s total revenues.

For the year ended March 31, 2025, 2024 and 2023, no individual supplier accounted for more than 10% of the Company’s total purchase.